Statements Of Operations (The Series Of The Frontier Fund - Currency, Long Only And Managed Futures Index Series) (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Currency Series [Member]
Investment Income:
Interest - net	$ 61,690		$ 129,943		$ 88,884
Total Income/(loss)	61,690		129,943		88,884
Expenses:
Management Fees	80,701		163,333		161,155
Service Fees - Class 1	153,870		216,919		302,067
Trading Fees	60,410		102,763		140,572
Total Expenses	294,981		483,015		603,794
Investment income/(loss) - net	(233,291)		(353,072)		(514,910)
Realized and unrealized gain/(loss) on investments:
Net realized gain/(loss) on futures, forwards, and options	(142,069)		290,954		(178,743)
Net realized gain/(loss) on swap contracts	(8,302,467)
Net change in open trade equity/(deficit)	(27,166)		54,015		2,985
Net unrealized gain/(loss) on swap contracts	6,327,629		675,809		(4,129,164)
Net unrealized gain/(loss) on U.S. Treasury securities	(4,083)		52,062		(165,246)
Net change in inter-series payables	1,534,914		(550,017)		2,412,702
Net increase from payments by managing owner	390,589
Change in fair value of investments in unconsolidated trading companies	(164,993)
Net gain/(loss) on investments	(387,646)		522,823		(2,057,466)
NET INCREASE/(DECREASE) IN CAPITAL RESULTING FROM OPERATIONS	(620,937)		169,751		(2,572,376)
Currency Series [Member] | Total Owner Class One [Member]
NET INCREASE (DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS PER UNIT
NET INCREASE (DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS PER UNIT	$ (8.61)		$ 1.09		$ (18.19)
Currency Series [Member] | Total Owner Class Two [Member]
NET INCREASE (DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS PER UNIT
NET INCREASE (DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS PER UNIT	$ (7.82)		$ 4.09		$ (17.96)
Long Only Commodity Series [Member]
Investment Income:
Interest - net	60,039	[1]	83,311	[1]	76,629	[1]
Total Income/(loss)	60,039	[1]	83,311	[1]	76,629	[1]
Expenses:
Management Fees	37,451	[1]	52,798	[1]	53,403	[1]
Service Fees - Class 1	38,421	[1]	65,418	[1]	68,696	[1]
Trading Fees	14,105	[1]	20,116	[1]	21,077	[1]
Total Expenses	89,977	[1]	138,332	[1]	143,176	[1]
Investment income/(loss) - net	(29,938)	[1]	(55,021)	[1]	(66,547)	[1]
Realized and unrealized gain/(loss) on investments:
Net realized gain/(loss) on swap contracts	(50,501)	[1]	509,662	[1]	883,900	[1]
Net realized gain/(loss) on U.S. Treasury securities	49,592	[1],[2]
Net unrealized gain/(loss) on U.S. Treasury securities	(48,272)	[1]	12,440	[1]	(24,171)	[1]
Net gain/(loss) on investments	(49,181)	[1]	522,102	[1]	859,729	[1]
NET INCREASE/(DECREASE) IN CAPITAL RESULTING FROM OPERATIONS	(79,119)	[1],[2]	467,081	[1],[2]	793,182	[1],[2]
Long Only Commodity Series [Member] | Total Owner Class One [Member]
NET INCREASE (DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS PER UNIT
NET INCREASE (DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS PER UNIT	$ (7.00)	[1]	$ 10.52	[1]	$ 13.28	[1]
Long Only Commodity Series [Member] | Total Owner Class Two [Member]
NET INCREASE (DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS PER UNIT
NET INCREASE (DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS PER UNIT	$ (5.83)	[1]	$ 13.41	[1]	$ 15.84	[1]
Long Only Commodity Series [Member] | Total Owner Class Three [Member]
NET INCREASE (DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS PER UNIT
NET INCREASE (DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS PER UNIT	$ (6.00)	[1],[3]
Managed Futures Index Series [Member]
Investment Income:
Interest - net	82,283	[1]	51,321	[1]	67,985	[1]
Total Income/(loss)	82,283	[1]	51,321	[1]	67,985	[1]
Expenses:
Management Fees	91,855	[1]	120,305	[1]	78,544	[1]
Service Fees - Class 1	11,957	[1]	32,965	[1]	41,467	[1]
Trading Fees	21,395	[1]	26,465	[1]	19,812	[1]
Total Expenses	125,207	[1]	179,735	[1]	139,823	[1]
Investment income/(loss) - net	(42,924)	[1]	(128,414)	[1]	(71,838)	[1]
Realized and unrealized gain/(loss) on investments:
Net realized gain/(loss) on swap contracts	(969)	[1]
Net realized gain/(loss) on U.S. Treasury securities	7,179	[1],[2]
Net unrealized gain/(loss) on U.S. Treasury securities	(6,967)	[1]	(4,201)	[1]	(22,641)	[1]
Change in fair value of investments in unconsolidated trading companies	(314,596)	[1]	436,689	[1]	(467,800)	[1]
Net gain/(loss) on investments	(315,353)	[1]	432,488	[1]	(490,441)	[1]
NET INCREASE/(DECREASE) IN CAPITAL RESULTING FROM OPERATIONS	$ (358,277)	[1],[2]	$ 304,074	[1],[2]	$ (562,279)	[1],[2]
Managed Futures Index Series [Member] | Total Owner Class One [Member]
NET INCREASE (DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS PER UNIT
NET INCREASE (DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS PER UNIT	$ (11.13)	[1]	$ 5.42	[1]	$ (19.64)	[1]
Managed Futures Index Series [Member] | Total Owner Class Two [Member]
NET INCREASE (DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS PER UNIT
NET INCREASE (DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS PER UNIT	$ (9.93)	[1]	$ 8.41	[1]	$ (18.42)	[1]
Managed Futures Index Series [Member] | Total Owner Class Three [Member]
NET INCREASE (DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS PER UNIT
NET INCREASE (DECREASE) IN CAPITAL RESULTING FROM OPERATIONS ATTRIBUTABLE TO CONTROLLING INTERESTS PER UNIT	$ (6.97)	[1],[3]

[1]	The Long Only Commodity Series and the Managed Futures Index Series ceased trading operations on December 21, 2011 and redeemed all existing Units.
[2]	The Long Only Commodity Series and Managed Futures Index Series ceased trading operations on December 21, 2011 and redeemed all existing Units. Both Series remain open.
[3]	Both the Long Only Commodity Series, Class 3 Units and the Managed Futures Index Series, Class 3 Units began trading operations on January 14, 2011.